Property, Plant and Equipment - Summary of Movements in Property, Plant and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	€ 11,673
Depreciation charge for the year	1,173	€ 1,154	€ 1,097
Ending balance	10,411	11,673
Includes payments on account and assets in course of construction	1,065	1,425
Cost [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	21,207	19,917
Acquisitions of group companies	42	13
Disposals of group companies	(94)	(12)
Additions	1,532	1,911
Disposals	(459)	(605)
Currency retranslation	(1,667)	87
Reclassification as held for sale	(1,163)	(104)
Ending balance	19,398	21,207	19,917
Accumulated depreciation [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	(9,534)	(8,859)
Disposals of group companies	30	8
Depreciation charge for the year	(1,173)	(1,154)
Disposals	414	388
Currency retranslation	643	(10)
Reclassification as held for sale	633	93
Ending balance	(8,987)	(9,534)	(8,859)
Land and buildings [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	3,262
Ending balance	3,033	3,262
Includes payments on account and assets in course of construction	93	189
Land and buildings [Member] | Cost [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	4,745	4,551
Acquisitions of group companies	13
Disposals of group companies	(16)	(1)
Additions	314	358
Disposals	(19)	(84)
Currency retranslation	(384)	23
Reclassification as held for sale	(191)	(102)
Ending balance	4,462	4,745	4,551
Land and buildings [Member] | Accumulated depreciation [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	(1,483)	(1,443)
Disposals of group companies	1	1
Depreciation charge for the year	(142)	(149)
Disposals	14	56
Currency retranslation	100	5
Reclassification as held for sale	81	47
Ending balance	(1,429)	(1,483)	(1,443)
Plant and equipment [member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	8,411
Ending balance	7,378	8,411
Includes payments on account and assets in course of construction	972	1,236
Plant and equipment [member] | Cost [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	16,462	15,366
Acquisitions of group companies	29	13
Disposals of group companies	(78)	(11)
Additions	1,218	1,553
Disposals	(440)	(521)
Currency retranslation	(1,283)	64
Reclassification as held for sale	(972)	(2)
Ending balance	14,936	16,462	15,366
Plant and equipment [member] | Accumulated depreciation [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	(8,051)	(7,416)
Disposals of group companies	29	7
Depreciation charge for the year	(1,031)	(1,005)
Disposals	400	332
Currency retranslation	543	(15)
Reclassification as held for sale	552	46
Ending balance	€ (7,558)	€ (8,051)	€ (7,416)